Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Data [Table Text Block]
	Year Ended December 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Interest income	$13,549	$13,322	$13,108	$13,668
Interest expense	3,252	3,074	2,853	2,768
Net Interest Income	10,297	10,248	10,255	10,900
Provision for loan losses	600	1,200	1,600	1,500
Net Interest Income after Provision for loan losses	9,697	9,048	8,655	9,400
Non-interest income (loss)	1,282	(6,311)	(2,739)	543
Non-interest expense	8,382	7,999	9,001	8,507
Income (loss) before Income Taxes	2,597	(5,262)	(3,085)	1,436
Income taxes (benefit)	1,009	(1,900)	(1,740)	379
Net Income (Loss)	$1,588	$(3,362)	$(1,345)	$1,057
Net income (loss) per common share:
Basic	$0.17	$(0.37)	$(0.15)	$0.12
Diluted	$0.17	$(0.37)	$(0.15)	$0.12
Dividends per common share	$0.12	$0.12	$0.12	$0.12

	Year Ended December 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Interest income	$13,054	$13,250	$12,728	$13,847
Interest expense	3,382	3,368	3,334	3,213
Net Interest Income	9,672	9,882	9,394	10,634
Provision for loan losses	350	450	800	2,500
Net Interest Income after Provision for loan losses	9,322	9,432	8,594	8,134
Non-interest income	533	509	303	1,103
Non-interest expense	6,709	6,637	6,869	8,291
Income before Income Taxes	3,146	3,304	2,028	946
Income taxes	1,225	1,352	840	(44)
Net Income (Loss)	$1,921	$1,952	$1,188	$990
Net income per common share:
Basic	$0.20	$0.21	$0.13	$0.10
Diluted	$0.20	$0.21	$0.13	$0.10
Dividends per common share	$0.12	$0.12	$0.12	$0.12